Consolidated Statements of Shareholders' Equity (Deficit) (Parenthetical) - $ / shares					12 Months Ended
	Mar. 15, 2022	Mar. 14, 2022	Nov. 21, 2021	Jul. 26, 2021	Dec. 31, 2022
Stock price	$ 4	$ 2.50	$ 0.01	$ 0.53
Restricted stock units at 0.97 per share
Stock price					$ 0.97
Restricted stock units at 0.83 per share
Stock price					0.83
Restricted stock units at 0.71 per share
Stock price					0.71
Restricted stock units at 0.26 per share
Stock price					0.26
Restricted stock units at 0.23 per share
Stock price					$ 0.23